Commitments, Contingencies, Guarantees and Indemnifications (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Assets under capital lease obligations

As of March 31, 2015 and 2014, the following assets are under capital lease obligations and included in property and equipment:

	March 31,
	2015	2014

Laboratory equipment	$-	$19,000
Office equipment	4,500	4,500
	4,500	23,500
Accumulated depreciation	(2,500)	(11,100)

Net book value	$2,000	$12,400

Future minimum payments required under Capital Leases

Amortization expense for assets recorded under capital leases is included in depreciation expense.  Future minimum payments, by year and in the aggregate, required under capital leases are as follows:

Fiscal Years Ending March 31,	Capital Leases
2016	$1,200
2017	1,200
2018	100
Future minimum lease payments	2,500

Less imputed interest included in minimum lease payments	(400)

Present value of minimum lease payments	2,100

Less current portion	(1,000)

Non-current capital lease obligation	$1,100

At March 31, 2015, future minimum payments under operating leases relate to our facility lease in South San Francisco, California through July 31, 2017 and are as follows:

Fiscal Years Ending March 31,	Amount
2016	264,000
2017	277,100
2018	93,800
$634,900

Future minimum principal payments related to Long-Term Debt
Fiscal Years Ending March 31,	Amount
2016	$2,185,700
2017	9,800
2018	10,500
2019	11,300
Thereafter through June 2019	4,000

$2,221,300